Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction

	Year ended December 31,
	2014	2013	2012
Deferred tax expense (benefit)
The Netherlands	$1,339	$686	$1,952
Ireland	87,147	17,158	3,685
United States of America	26,267	3,686	2,022
Other	1,106	(344)	(789)
	115,859	21,186	6,870
Current tax expense (benefit)
The Netherlands	5,290	4,840	1,197
Ireland	229	-	-
United States of America	15,553	-	-
Other	442	-	-
	21,514	4,840	1,197
Provision for income taxes	$137,373	$26,026	$8,067

Reconciliation Of Statutory Income Tax Expense/(Benefit)

	Year ended December 31,
	2014	2013	2012
Income tax expense at statutory income tax rate of 25%	$229,224	$77,698	$38,719

Income arising from non-taxable items (permanent differences) (a)	24,426	(128)	(58,604)
Tax on global activities	(116,277)	(51,544)	27,952
	(91,851)	(51,672)	(30,652)
Provision for income taxes	$137,373	$26,026	$8,067

(a)

Relates to non-taxable income arising from aircraft with a higher tax basis in general. The 2014 non-taxable income also included the non-deductible intercompany interest allocated to the US, non-deductible share based compensation in the Netherlands and the non-deductible transaction cost from the ILFC Transaction. The 2012 non- taxable income also included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch tax filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.

Schedule Of Global Tax Activities

	Year ended December 31, 2014
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$26,081	25.0%	0.0%	$-
Ireland	694,605	12.5%	(12.5)%	(86,826)
United States of America	95,585	38.3%	13.3%	12,713
Isle of Man	167,689	0.0%	(25.0)%	(41,922)
Other	7,528	23.0%	(2.0)%	(242)
	$991,488			$(116,277)

Loss arising from non-taxable items (c)	(74,590)
Income from continuing operations before income tax	$916,898

	Year ended December 31, 2013
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$22,106	25.0%	0.0%	$-
Ireland	135,424	12.5%	(12.5)%	(16,928)
United States of America	10,354	35.6%	10.6%	1,098
Sweden	(1,848)	18.6%	(6.4)%	118
Isle of Man	143,327	0.0%	(25.0)%	(35,832)
	$309,363			$(51,544)

Income arising from non-taxable items	1,428
Income from continuing operations before income tax	$310,791

	Year ended December 31, 2012
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$12,596	25.0%	0.0%	$-
Ireland	29,486	12.5%	(12.5)%	(3,686)
United States of America	5,586	36.2%	11.2%	626
Sweden	(4,220)	18.6%	(6.4)%	266
Isle of Man	(122,983)	0.0%	(25.0)%	30,746
	$(79,535)			$27,952

Income arising from non-taxable items (c)	234,414
Income from continuing operations before income tax	$154,879

(a)The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland, the United States of America and Isle of Man) does not differ from the actual income tax expense.

(b)The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands

(c)The 2014 non-taxable income primarily relates to the non-deductible intercompany interest allocated to the US, non-deductible share based compensation in the Netherlands and the non-deductible transaction cost from the ILFC Transaction. The 2012 non- taxable income included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between The Netherlands and Isle of Man jurisdictions.

Deferred Tax Assets And Liabilities

	December 31, 2014
	The Netherlands	Ireland	U.S.	Other	Total
Depreciation/Impairment	$12,479	$(618,323)	$(28,964)	$(3,189)	$(637,997)
Debt	-	(355)	1,681	-	1,326
Intangibles	-	(73)	(36,960)	-	(37,033)
Interest expense	-	-	6,008	-	6,008
Accrued maintenance liability	-	(7,673)	19,816	-	12,143
Obligations under capital leases and debt obligations	-	(3,725)	-	-	(3,725)
Investments	-	2,500	(5,446)	-	(2,946)
Deferred losses	-	-	49,787	-	49,787
Accrued expenses	-	-	26,532	-	26,532
Valuation allowance	-	-	(25,000)	(36,933)	(61,933)
Losses and credits forward	-	514,757	3,586	43,949	562,292
Other	3,210	(1,127)	2,870	(13,241)	(8,288)
Net deferred tax asset (liability)	$15,689	$(114,019)	$13,910	$(9,414)	$(93,834)

	December 31, 2013
	The Netherlands	Ireland	U.S.	Other	Total
Depreciation/Impairment	$13,994	$(286,027)	$(36)	$-	$(272,069)
Debt	-	(11,580)	-	-	(11,580)
Intangibles	-	(838)	-	-	(838)
Interest expense	-	-	7,147	-	7,147
Accrued maintenance liability	-	3,729	-	-	3,729
Obligations under capital leases and debt obligations	-	1,170	-	-	1,170
Investments	-	2,500	(2,128)	-	372
Losses and credits forward	-	308,696	6,941	8,394	324,031
Other	3,705	4,110	44	-	7,859
Net deferred tax asset	$17,699	$21,760	$11,968	$8,394	$59,821

Summary Of Valuation Allowance

	Year ended December 31,
	2014	2013	2012
Valuation allowance at beginning of period	$-	$-	$54,357
ILFC Transaction	55,083	-	-
Increase (decrease) of allowance to income tax provision	6,850	-	(54,357)
Valuation allowance at end of period	$61,933	$-	$-